UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07123
BNY Mellon Advantage Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
8/31/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Dynamic Value Fund
BNY Mellon Midcap Value Fund
BNY Mellon Technology Growth Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Dynamic Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class A – DAGVX
This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.92%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class A shares returned 26.02%.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 29.72% for the same period.
What affected the Fund’s performance?
  U.S. markets moved higher over the period, as stronger corporate earnings and Artificial Intelligence (AI) spending overcame concerns about renewed conflict in the Middle East, rising inflation and global interest rates.
  The strongest contributors to the Fund’s performance relative to the Index included stock selection in energy and sector positioning in consumer staples and utilities.
  The most significant detractors included stock selection in information technology, communication services and health care, including not owning the higher-growth AI names in the Index.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	18.77%	13.56%	13.45%
without Sales Charge	26.02%	14.91%	14.13%
Russell 1000® Index (broad-based index)	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$13,047	79	$66,604,183	129.05%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
19.6%
Information Technology
17.2%
Health Care
15.8%
Industrials
8.7%
Energy
8.6%
Consumer Discretionary
8.4%
Consumer Staples
7.8%
Materials
6.4%
Communication Services
4.6%
Real Estate
1.2%
Utilities
1.0%
Net Other Assets and Liabilities
0.7%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0257AR0826

BNY Mellon Dynamic Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class C – DCGVX
This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$189	1.68%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class C shares returned 25.09%.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 29.72% for the same period.
What affected the Fund’s performance?
  U.S. markets moved higher over the period, as stronger corporate earnings and Artificial Intelligence (AI) spending overcame concerns about renewed conflict in the Middle East, rising inflation and global interest rates.
  The strongest contributors to the Fund’s performance relative to the Index included stock selection in energy and sector positioning in consumer staples and utilities.
  The most significant detractors included stock selection in information technology, communication services and health care, including not owning the higher-growth AI names in the Index.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	24.09%	*	14.05%	13.27%
without Deferred Sales Charge	25.09%		14.05%	13.27%
Russell 1000® Index (broad-based index)	19.77%		12.10%	15.13%
Russell 1000® Value Index	29.72%		11.84%	11.76%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$13,047	79	$66,604,183	129.05%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0667AR0826

BNY Mellon Dynamic Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class I – DRGVX
This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$77	0.68%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class I shares returned 26.33%.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 29.72% for the same period.
What affected the Fund’s performance?
  U.S. markets moved higher over the period, as stronger corporate earnings and Artificial Intelligence (AI) spending overcame concerns about renewed conflict in the Middle East, rising inflation and global interest rates.
  The strongest contributors to the Fund’s performance relative to the Index included stock selection in energy and sector positioning in consumer staples and utilities.
  The most significant detractors included stock selection in information technology, communication services and health care, including not owning the higher-growth AI names in the Index.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class I	26.33%	15.20%	14.42%
Russell 1000® Index (broad-based index)	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$13,047	79	$66,604,183	129.05%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0668AR0826

BNY Mellon Dynamic Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class Y – DRGYX
This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$71	0.63%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class Y shares returned 26.40%.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 29.72% for the same period.
What affected the Fund’s performance?
  U.S. markets moved higher over the period, as stronger corporate earnings and Artificial Intelligence (AI) spending overcame concerns about renewed conflict in the Middle East, rising inflation and global interest rates.
  The strongest contributors to the Fund’s performance relative to the Index included stock selection in energy and sector positioning in consumer staples and utilities.
  The most significant detractors included stock selection in information technology, communication services and health care, including not owning the higher-growth AI names in the Index.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class Y	26.40%	15.25%	14.46%
Russell 1000® Index (broad-based index)	19.77%	12.10%	15.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$13,047	79	$66,604,183	129.05%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0711AR0826

BNY Mellon Midcap Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class A – DMCVX
This annual shareholder report contains important information about BNY Mellon Midcap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.16%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class A shares returned 16.83%.
  In comparison, the Russell Midcap® Value Index (the “Index”) returned 24.55% for the same period.
What affected the Fund’s performance?
  Improving earnings and the expansion of artificial intelligence (AI) investment beyond mega-cap technology companies into smaller businesses selling into the AI supply chain provided a meaningful catalyst for mid-cap performance.
  The strongest contributors to the Fund’s relative performance relative to the Index included positive stock selection and underweight exposure in real estate, followed by strong stock selection in materials.
  Strong stock selection in consumer discretionary, energy and industrials also contributed to relative returns.
  The most significant detractors included weak stock selection in information technology—specifically the technology, hardware, storage and peripherals names the Fund did not hold—and stock selection in health care.
  Stock selection in financials and communication services also detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	10.11%	6.66%	9.26%
without Sales Charge	16.83%	7.93%	9.91%
Russell 3000® Index (broad-based index)	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$391	81	$2,891,144	78.79%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
18.0%
Industrials
14.1%
Health Care
12.8%
Information Technology
12.1%
Real Estate
9.4%
Energy
8.4%
Consumer Discretionary
7.1%
Materials
5.1%
Utilities
4.9%
Consumer Staples
3.3%
Communication Services
2.9%
Investment Companies
2.0%
Net Other Assets and Liabilities
-0.1%

How has the Fund changed?
  Effective December 31, 2025, the Fund’s name changed from BNY Mellon Opportunistic Midcap Value Fund to BNY Mellon Midcap Value Fund.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0258AR0826

BNY Mellon Midcap Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class C – DVLCX
This annual shareholder report contains important information about BNY Mellon Midcap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	2.04%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class C shares returned 15.78%.
  In comparison, the Russell Midcap® Value Index (the “Index”) returned 24.55% for the same period.
What affected the Fund’s performance?
  Improving earnings and the expansion of artificial intelligence (AI) investment beyond mega-cap technology companies into smaller businesses selling into the AI supply chain provided a meaningful catalyst for mid-cap performance.
  The strongest contributors to the Fund’s relative performance relative to the Index included positive stock selection and underweight exposure in real estate, followed by strong stock selection in materials.
  Strong stock selection in consumer discretionary, energy and industrials also contributed to relative returns.
  The most significant detractors included weak stock selection in information technology—specifically the technology, hardware, storage and peripherals names the Fund did not hold—and stock selection in health care.
  Stock selection in financials and communication services also detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	14.80%	*	7.02%	9.03%
without Deferred Sales Charge	15.78%		7.02%	9.03%
Russell 3000® Index (broad-based index)	20.10%		11.80%	14.84%
Russell Midcap® Value Index	24.55%		9.56%	10.53%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$391	81	$2,891,144	78.79%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective December 31, 2025, the Fund’s name changed from BNY Mellon Opportunistic Midcap Value Fund to BNY Mellon Midcap Value Fund.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6229AR0826

BNY Mellon Midcap Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class I – DVLIX
This annual shareholder report contains important information about BNY Mellon Midcap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.98%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class I shares returned 17.07%.
  In comparison, the Russell Midcap® Value Index (the “Index”) returned 24.55% for the same period.
What affected the Fund’s performance?
  Improving earnings and the expansion of artificial intelligence (AI) investment beyond mega-cap technology companies into smaller businesses selling into the AI supply chain provided a meaningful catalyst for mid-cap performance.
  The strongest contributors to the Fund’s relative performance relative to the Index included positive stock selection and underweight exposure in real estate, followed by strong stock selection in materials.
  Strong stock selection in consumer discretionary, energy and industrials also contributed to relative returns.
  The most significant detractors included weak stock selection in information technology—specifically the technology, hardware, storage and peripherals names the Fund did not hold—and stock selection in health care.
  Stock selection in financials and communication services also detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class I	17.07%	8.13%	10.15%
Russell 3000® Index (broad-based index)	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$391	81	$2,891,144	78.79%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective December 31, 2025, the Fund’s name changed from BNY Mellon Opportunistic Midcap Value Fund to BNY Mellon Midcap Value Fund.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6230AR0826

BNY Mellon Midcap Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class Y – DMCYX
This annual shareholder report contains important information about BNY Mellon Midcap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$93	0.86%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class Y shares returned 17.22%.
  In comparison, the Russell Midcap® Value Index (the “Index”) returned 24.55% for the same period.
What affected the Fund’s performance?
  Improving earnings and the expansion of artificial intelligence (AI) investment beyond mega-cap technology companies into smaller businesses selling into the AI supply chain provided a meaningful catalyst for mid-cap performance.
  The strongest contributors to the Fund’s relative performance relative to the Index included positive stock selection and underweight exposure in real estate, followed by strong stock selection in materials.
  Strong stock selection in consumer discretionary, energy and industrials also contributed to relative returns.
  The most significant detractors included weak stock selection in information technology—specifically the technology, hardware, storage and peripherals names the Fund did not hold—and stock selection in health care.
  Stock selection in financials and communication services also detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class Y	17.22%	8.25%	10.27%
Russell 3000® Index (broad-based index)	20.10%	11.80%	14.84%
Russell Midcap® Value Index	24.55%	9.56%	10.53%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$391	81	$2,891,144	78.79%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective December 31, 2025, the Fund’s name changed from BNY Mellon Opportunistic Midcap Value Fund to BNY Mellon Midcap Value Fund.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0371AR0826

BNY Mellon Technology Growth Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class A – DTGRX
This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.13%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class A shares returned 36.85%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 49.15% for the same period.
What affected the Fund’s performance?
  Technology-related stocks moved strongly higher during the reporting period amid high levels of volatility, led by Artifical Intelligence (AI)-related semiconductor and infrastructure stocks.
  The strongest contributors to the Fund’s performance relative to the Index included overweight exposure to semiconductor stocks and security selection in information technology services.
  The most significant detractor from relative performance was unfavorable security selection in software, exacerbated by a modest sector overweight.
  Additional detractors included an overweight position and unfavorable security selection in communication services and out-of-Index exposure to real estate.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	28.97%	9.34%	18.02%
without Sales Charge	36.85%	10.64%	18.72%
S&P 500® Index (broad-based index)	20.38%	12.79%	15.37%
NYSE® Technology Index	49.15%	17.85%	24.18%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$540	39	$3,632,229	38.09%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
77.7%
Communication Services
12.0%
Consumer Discretionary
5.8%
Industrials
1.9%
Financials
1.8%
Investment Companies
0.9%
Real Estate
0.0%*
Net Other Assets and Liabilities
-0.1%

* Amount represents less than .1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0255AR0826

BNY Mellon Technology Growth Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class C – DTGCX
This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	1.94%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class C shares returned 35.74%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 49.15% for the same period.
What affected the Fund’s performance?
  Technology-related stocks moved strongly higher during the reporting period amid high levels of volatility, led by Artifical Intelligence (AI)-related semiconductor and infrastructure stocks.
  The strongest contributors to the Fund’s performance relative to the Index included overweight exposure to semiconductor stocks and security selection in information technology services.
  The most significant detractor from relative performance was unfavorable security selection in software, exacerbated by a modest sector overweight.
  Additional detractors included an overweight position and unfavorable security selection in communication services and out-of-Index exposure to real estate.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	34.74%	*	9.73%	17.79%
without Deferred Sales Charge	35.74%		9.73%	17.79%
S&P 500® Index (broad-based index)	20.38%		12.79%	15.37%
NYSE® Technology Index	49.15%		17.85%	24.18%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .

KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$540	39	$3,632,229	38.09%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0261AR0826

BNY Mellon Technology Growth Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class I – DGVRX
This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.90%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class I shares returned 37.13%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 49.15% for the same period.
What affected the Fund’s performance?
  Technology-related stocks moved strongly higher during the reporting period amid high levels of volatility, led by Artifical Intelligence (AI)-related semiconductor and infrastructure stocks.
  The strongest contributors to the Fund’s performance relative to the Index included overweight exposure to semiconductor stocks and security selection in information technology services.
  The most significant detractor from relative performance was unfavorable security selection in software, exacerbated by a modest sector overweight.
  Additional detractors included an overweight position and unfavorable security selection in communication services and out-of-Index exposure to real estate.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class I	37.13%	10.88%	18.99%
S&P 500® Index (broad-based index)	20.38%	12.79%	15.37%
NYSE® Technology Index	49.15%	17.85%	24.18%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$540	39	$3,632,229	38.09%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0262AR0826

BNY Mellon Technology Growth Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class Y – DTEYX
This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$98	0.83%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class Y shares returned 37.26%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 49.15% for the same period.
What affected the Fund’s performance?
  Technology-related stocks moved strongly higher during the reporting period amid high levels of volatility, led by Artifical Intelligence (AI)-related semiconductor and infrastructure stocks.
  The strongest contributors to the Fund’s performance relative to the Index included overweight exposure to semiconductor stocks and security selection in information technology services.
  The most significant detractor from relative performance was unfavorable security selection in software, exacerbated by a modest sector overweight.
  Additional detractors included an overweight position and unfavorable security selection in communication services and out-of-Index exposure to real estate.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class Y	37.26%	10.94%	19.09%
S&P 500® Index (broad-based index)	20.38%	12.79%	15.37%
NYSE® Technology Index	49.15%	17.85%	24.18%
Periods prior to the inception date of the Fund’s Class Y shares (9/30/2016) reflect the performance of the Fund’s Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$540	39	$3,632,229	38.09%
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0313AR0826

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $150,900 in 2025 and $113,175 in 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $36,435 in 2025 and $22,804 in 2026. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2025 and $0 in 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $19,052 in 2025 and $14,289 in 2026. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $29,756 in 2025 and $23,409 in 2026.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $14,171 in 2025 and $12,305 in 2026. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2025 and $0 in 2026.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,822,595 in 2025 and $3,567,925 in 2026.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Dynamic Value Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

Class	Ticker
A	DAGVX
C	DCGVX
I	DRGVX
Y	DRGYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Dynamic Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2026

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3%
Automobiles & Components — 1.4%
Ford Motor Co.	4,323,192	60,265,296
General Motors Co.	1,440,834	124,372,791
		184,638,087
Banks — 7.6%
Bank of America Corp.	1,615,372	100,056,142
Citigroup, Inc.	1,016,058	133,733,554
Fifth Third Bancorp	4,278,342	230,046,449
JPMorgan Chase & Co.	1,471,263	523,799,053
		987,635,198
Capital Goods — 5.9%
CNH Industrial NV	6,488,921	76,763,935
Deere & Co.	286,048	187,335,696
Ferguson Enterprises, Inc.	337,152	75,693,996
Honeywell International, Inc.	400,291	85,474,137
Hubbell, Inc.	146,463	66,347,739
Regal Rexnord Corp.	396,273	62,789,457
RTX Corp.	1,039,587	215,953,407
		770,358,367
Commercial & Professional Services — .6%
Veralto Corp.	775,744	76,465,086
Consumer Discretionary Distribution & Retail — 6.9%
Amazon.com, Inc.(a)	3,051,037	792,567,882
Lowe’s Companies, Inc.	557,419	114,103,669
		906,671,551
Consumer Staples Distribution & Retail — 1.2%
Target Corp.	937,020	150,747,778
Energy — 8.6%
Devon Energy Corp.	2,407,400	116,782,974
Diamondback Energy, Inc.	563,481	112,966,671
EQT Corp.	2,026,685	109,805,793
Marathon Petroleum Corp.	237,623	88,709,418
Occidental Petroleum Corp.	3,591,475	216,134,966
Phillips 66	414,606	102,233,547
SLB Ltd.	6,344,055	381,277,706
		1,127,911,075
Equity Real Estate Investment Trusts — 1.2%
Weyerhaeuser Co.(b)	6,761,262	158,010,693
Financial Services — 6.9%
Berkshire Hathaway, Inc., Cl. B(a)	661,968	333,651,731
Capital One Financial Corp.	780,106	167,340,538
Morgan Stanley	800,205	170,699,731
Rocket Companies, Inc., Cl. A(a)	6,974,645	93,529,989
Voya Financial, Inc.	1,383,656	140,192,026
		905,414,015
Food, Beverage & Tobacco — 4.0%
Bunge Global SA	646,813	75,166,139
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Food, Beverage & Tobacco — 4.0% (continued)
Philip Morris International, Inc.	1,193,793	223,597,429
The Coca-Cola Company	2,578,666	228,650,314
		527,413,882
Health Care Equipment & Services — 5.0%
Elevance Health, Inc.	559,948	219,801,988
Medtronic PLC	859,092	77,876,690
UnitedHealth Group, Inc.	908,708	353,859,982
		651,538,660
Household & Personal Products — 2.6%
Colgate-Palmolive Co.	2,882,752	258,928,785
The Estee Lauder Companies, Inc., Cl. A	763,284	78,083,953
		337,012,738
Insurance — 5.1%
American International Group, Inc.	790,616	60,371,438
Aon PLC, Cl. A	537,456	172,802,853
Assurant, Inc.	1,186,045	334,298,644
Chubb Ltd.	294,012	99,552,463
		667,025,398
Materials — 6.4%
Corteva, Inc.	1,313,562	111,166,752
CRH PLC	1,562,846	147,360,749
Freeport-McMoRan, Inc.	1,342,243	101,661,485
International Paper Co.	1,875,680	71,144,543
Newmont Corp.	1,679,564	211,725,838
Packaging Corp. of America	800,498	187,268,502
		830,327,869
Media & Entertainment — 3.2%
Meta Platforms, Inc., Cl. A	138,289	79,148,326
Omnicom Group, Inc.	1,973,599	172,749,121
The Walt Disney Company	1,561,875	167,979,656
		419,877,103
Pharmaceuticals, Biotechnology & Life Sciences — 10.8%
AbbVie, Inc.	571,931	146,654,547
Agilent Technologies, Inc.	969,531	148,881,180
Bristol-Myers Squibb Co.	1,730,247	115,597,802
Danaher Corp.	674,508	144,047,928
Gilead Sciences, Inc.	918,038	134,345,681
Johnson & Johnson	1,340,636	356,408,081
Pfizer, Inc.	2,666,886	75,899,576
Thermo Fisher Scientific, Inc.	461,940	285,063,174
		1,406,897,969
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.(a)	124,960	58,821,171
Applied Materials, Inc.	140,513	64,409,754
Intel Corp.(a)	1,227,544	109,877,463
Marvell Technology, Inc.	281,470	59,575,940
Texas Instruments, Inc.	766,394	199,959,859
		492,644,187
Software & Services — 8.0%
Akamai Technologies, Inc.(a)	562,246	61,071,160
Dolby Laboratories, Inc., Cl. A	1,293,237	79,611,670
4

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Software & Services — 8.0% (continued)
International Business Machines Corp.	430,093	100,585,850
Microsoft Corp.	1,308,510	663,794,038
Nutanix, Inc., Cl. A(a)	1,077,609	73,891,649
Synopsys, Inc.(a)	137,017	60,231,303
		1,039,185,670
Technology Hardware & Equipment — 5.5%
Apple, Inc.	835,793	264,821,012
Cisco Systems, Inc.	2,583,168	285,414,233
NetApp, Inc.	567,908	105,227,673
Seagate Technology Holdings PLC	72,624	60,160,269
		715,623,187
Telecommunication Services — 1.3%
AT&T, Inc.	6,773,979	175,378,316
Transportation — 2.3%
CSX Corp.	1,842,976	93,088,718
Delta Air Lines, Inc.	2,606,251	203,287,578
		296,376,296
Utilities — 1.0%
Constellation Energy Corp.	458,475	125,975,176
Total Equity Securities - Common Stocks (cost $11,005,644,535)		12,953,128,301

	1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $84,800,936)	3.72	84,800,936	84,800,936
Total Investments (cost $11,090,445,471)		99.9%	13,037,929,237
Cash and Receivables (Net)		.1%	9,296,109
Net Assets		100.0%	13,047,225,346

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - .6%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	58,507,925	2,066,512,347	(2,040,219,336)	84,800,936	2,319,413
5

SCHEDULE OF INVESTMENTS (continued)
Affiliated Issuers (continued)
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	3,969,923	527,306,669	(531,276,592)	-	156,097††
Total - .6%	62,477,848	2,593,819,016	(2,571,495,928)	84,800,936	2,475,510

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	11,005,644,535	12,953,128,301
Affiliated issuers	84,800,936	84,800,936
Receivable for investment securities sold		15,665,903
Dividends receivable		14,863,050
Receivable for shares of Common Stock subscribed		7,585,901
Tax reclaim receivable—Note 1(b)		671,442
Prepaid expenses		253,550
		13,076,969,083
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		7,269,622
Payable for investment securities purchased		13,393,740
Payable for shares of Common Stock redeemed		7,754,029
Directors’ fees and expenses payable		168,865
Other accrued expenses		1,157,481
		29,743,737
Net Assets ($)		13,047,225,346
Composition of Net Assets ($):
Paid-in capital		9,544,432,034
Total distributable earnings (loss)		3,502,793,312
Net Assets ($)		13,047,225,346

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,711,381,071	147,129,018	9,982,338,877	1,206,376,380
Shares Outstanding	29,368,241	2,971,941	169,685,888	20,559,426
Net Asset Value Per Share ($)	58.27	49.51	58.83	58.68
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Year Ended August 31, 2026

Investment Income ($):
Income:
Cash dividends (net of $36,765 foreign taxes withheld at source):
Unaffiliated issuers	191,667,310
Affiliated issuers	2,319,413
Affiliated income net of rebates from securities lending—Note 1(c)	156,097
Interest	13,139
Total Income	194,155,959
Expenses:
Management fee—Note 3(a)	66,604,183
Shareholder servicing costs—Note 3(c)	10,253,701
Directors’ fees and expenses—Note 3(d)	993,376
Distribution plan fees—Note 3(b)	898,169
Registration fees	576,485
Loan commitment fees—Note 2	287,796
Prospectus and shareholders’ reports	265,481
Professional fees	131,432
Custodian fees—Note 3(c)	114,014
Chief Compliance Officer fees—Note 3(c)	31,760
Shareholder and regulatory reports service fees—Note 3(c)	20,000
Interest expense—Note 2	15,739
Miscellaneous	102,596
Total Expenses	80,294,732
Less—reduction in expenses due to undertaking—Note 3(a)	(282,489)
Net Expenses	80,012,243
Net Investment Income	114,143,716
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,818,043,111
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	696,914,785
Net Realized and Unrealized Gain (Loss) on Investments	2,514,957,896
Net Increase in Net Assets Resulting from Operations	2,629,101,612
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026	2025
Operations ($):
Net investment income	114,143,716	96,782,015
Net realized gain (loss) on investments	1,818,043,111	612,135,414
Net change in unrealized appreciation (depreciation) on investments	696,914,785	245,895,021
Net Increase (Decrease) in Net Assets Resulting from Operations	2,629,101,612	954,812,450
Distributions ($):
Distributions to shareholders:
Class A	(93,920,726)	(98,101,893)
Class C	(7,765,548)	(6,103,872)
Class I	(503,183,683)	(400,744,446)
Class Y	(60,255,718)	(36,911,478)
Total Distributions	(665,125,675)	(541,861,689)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	162,105,073	216,733,110
Class C	36,191,644	37,814,183
Class I	3,406,029,237	3,250,238,383
Class Y	600,074,655	248,908,307
Distributions reinvested:
Class A	86,066,963	90,408,160
Class C	7,278,364	5,714,470
Class I	477,550,163	380,724,002
Class Y	57,010,825	33,365,600
Cost of shares redeemed:
Class A	(238,570,801)	(192,656,454)
Class C	(17,364,990)	(11,609,353)
Class I	(2,378,639,466)	(1,645,339,144)
Class Y	(259,136,067)	(125,774,283)
Increase (Decrease) in Net Assets from Capital Stock Transactions	1,938,595,600	2,288,526,981
Total Increase (Decrease) in Net Assets	3,902,571,537	2,701,477,742
Net Assets ($):
Beginning of Period	9,144,653,809	6,443,176,067
End of Period	13,047,225,346	9,144,653,809
9

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended August 31,
	2026	2025
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	3,129,140	4,687,965
Shares issued for distributions reinvested	1,784,142	1,929,737
Shares redeemed	(4,566,987)	(4,152,263)
Net Increase (Decrease) in Shares Outstanding	346,295	2,465,439
Class C(a)
Shares sold	799,649	943,418
Shares issued for distributions reinvested	176,616	140,508
Shares redeemed	(391,301)	(289,919)
Net Increase (Decrease) in Shares Outstanding	584,964	794,007
Class I(b)
Shares sold	64,748,176	70,027,961
Shares issued for distributions reinvested	9,824,113	8,069,606
Shares redeemed	(45,041,966)	(35,510,015)
Net Increase (Decrease) in Shares Outstanding	29,530,323	42,587,552
Class Y(b)
Shares sold	11,663,154	5,380,193
Shares issued for distributions reinvested	1,176,208	709,303
Shares redeemed	(4,934,905)	(2,664,843)
Net Increase (Decrease) in Shares Outstanding	7,904,457	3,424,653

(a)
During the period ended August 31, 2026, 2,758 Class C shares representing $119,753 were automatically converted to 2,370 Class A shares and during the period ended August 31, 2025, 823 Class C shares representing $33,353 were automatically converted to 713 Class A shares.

(b)
During the period ended August 31, 2026, 137 Class A shares representing $7,587 were exchanged for 136 Class I shares, 12 Class A shares representing $616 were exchanged for 12 Class Y shares and 11,175 Class Y shares representing $567,037 were exchanged for 11,146 Class I shares. During the period ended August 31,
2025, 10,128 Class A shares representing $470,359 were exchanged for 10,046 Class I shares and 9,744 Class Y shares representing $458,176 were exchanged for 9,719 Class I shares.

See notes to financial statements.
10

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Class A Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	49.37	47.52	41.26	39.43	47.84
Investment Operations:
Net investment income(a)	.43	.50	.45	.38	.32
Net realized and unrealized gain (loss) on investments	11.74	5.03	7.90	4.99	.86
Total from Investment Operations	12.17	5.53	8.35	5.37	1.18
Distributions:
Dividends from net investment income	(.10 )	(.43 )	(.32 )	(.28 )	(.46 )
Dividends from net realized gain on investments	(3.17)	(3.25)	(1.77)	(3.26)	(9.13)
Total Distributions	(3.27)	(3.68)	(2.09)	(3.54)	(9.59)
Net asset value, end of period	58.27	49.37	47.52	41.26	39.43
Total Return (%)(b)	26.02	12.09	21.30	14.27	2.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.94	.95	.94	.94
Ratio of net expenses to average net assets	.92	.93 (c),(d)	.93 (c),(d)	.93 (c),(d)	.93 (c)
Ratio of net investment income to average net assets	.83	1.07 (c),(d)	1.04 (c),(d)	.97 (c),(d)	.76 (c)
Portfolio Turnover Rate	129.05	95.20	90.65	106.44	115.23
Net Assets, end of period ($ x 1,000)	1,711,381	1,432,828	1,261,867	1,021,797	896,291

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	42.62	41.59	36.42	35.34	43.80
Investment Operations:
Net investment income(a)	.03	.13	.11	.08	.01
Net realized and unrealized gain (loss) on investments	10.03	4.37	6.94	4.42	.79
Total from Investment Operations	10.06	4.50	7.05	4.50	.80
Distributions:
Dividends from net investment income	-	(.22 )	(.11 )	(.16 )	(.13 )
Dividends from net realized gain on investments	(3.17)	(3.25)	(1.77)	(3.26)	(9.13)
Total Distributions	(3.17)	(3.47)	(1.88)	(3.42)	(9.26)
Net asset value, end of period	49.51	42.62	41.59	36.42	35.34
Total Return (%)(b)	25.09	11.24	20.38	13.40	1.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.69	1.71	1.71	1.73	1.72
Ratio of net expenses to average net assets(c)	1.68	1.68 (d)	1.68 (d)	1.68 (d)	1.68
Ratio of net investment income to average net assets(c)	.06	.32 (d)	.29 (d)	.23 (d)	.02
Portfolio Turnover Rate	129.05	95.20	90.65	106.44	115.23
Net Assets, end of period ($ x 1,000)	147,129	101,745	66,246	33,013	11,719

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
12

	Year Ended August 31,
Class I Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	49.81	47.90	41.59	39.72	48.13
Investment Operations:
Net investment income(a)	.57	.62	.57	.49	.43
Net realized and unrealized gain (loss) on investments	11.84	5.09	7.93	5.02	.86
Total from Investment Operations	12.41	5.71	8.50	5.51	1.29
Distributions:
Dividends from net investment income	(.22 )	(.55 )	(.42 )	(.38 )	(.57 )
Dividends from net realized gain on investments	(3.17)	(3.25)	(1.77)	(3.26)	(9.13)
Total Distributions	(3.39)	(3.80)	(2.19)	(3.64)	(9.70)
Net asset value, end of period	58.83	49.81	47.90	41.59	39.72
Total Return (%)	26.33	12.37	21.60	14.56	2.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68	.71	.73	.72	.69
Ratio of net expenses to average net assets(b)	.68	.68 (c)	.68 (c)	.68 (c)	.68
Ratio of net investment income to average net assets(b)	1.07	1.32 (c)	1.30 (c)	1.22 (c)	1.02
Portfolio Turnover Rate	129.05	95.20	90.65	106.44	115.23
Net Assets, end of period ($ x 1,000)	9,982,339	6,981,283	4,673,940	1,856,784	757,567

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	49.69	47.79	41.49	39.63	48.05
Investment Operations:
Net investment income(a)	.59	.64	.57	.50	.45
Net realized and unrealized gain (loss) on investments	11.81	5.08	7.94	5.01	.85
Total from Investment Operations	12.40	5.72	8.51	5.51	1.30
Distributions:
Dividends from net investment income	(.24 )	(.57 )	(.44 )	(.39 )	(.59 )
Dividends from net realized gain on investments	(3.17)	(3.25)	(1.77)	(3.26)	(9.13)
Total Distributions	(3.41)	(3.82)	(2.21)	(3.65)	(9.72)
Net asset value, end of period	58.68	49.69	47.79	41.49	39.63
Total Return (%)	26.40	12.42	21.67	14.60	2.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63	.63	.64	.64	.63
Ratio of net expenses to average net assets	.63	.63 (b)	.63 (b)	.63 (b)	.63
Ratio of net investment income to average net assets	1.12	1.37 (b)	1.34 (b)	1.26 (b)	1.04
Portfolio Turnover Rate	129.05	95.20	90.65	106.44	115.23
Net Assets, end of period ($ x 1,000)	1,206,376	628,798	441,123	277,499	240,726

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
14

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Dynamic Value Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
15

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	12,953,128,301	—	—	12,953,128,301
Investment Companies	84,800,936	—	—	84,800,936
	13,037,929,237	—	—	13,037,929,237

†	See Schedule of Investments for additional detailed categorizations, if any.
16

NOTES TO FINANCIAL STATEMENTS (continued)
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2026, BNY earned $21,284 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2026, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
17

NOTES TO FINANCIAL STATEMENTS (continued)
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $727,398,284, undistributed capital gains $932,343,384 and unrealized appreciation $1,843,051,644.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows: ordinary income $51,150,918 and $150,348,925, and long-term capital gains $613,974,757 and $391,512,764, respectively.
During the period ended August 31, 2026, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $151,815,805 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended August 31, 2026, the fund was charged $15,739 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2026 was approximately $332,055 with a related weighted average annualized interest rate of 4.74%. As of August 31, 2026, the fund has no outstanding loan balance from either Facility.
18

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2025 through December 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .68% of the value of the fund’s average daily net assets. On or after December 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $282,489 during the period ended August 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .288% of the value of the fund’s average daily net assets.
During the period ended August 31, 2026, the Distributor retained $57,057 from commissions earned on sales of the fund’s Class A shares, $981 and $16,085 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended August 31, 2026, Class C shares were charged $898,169 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended August 31, 2026, Class A and Class C shares were charged $3,896,998 and $299,390, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2026, the fund was charged $125,577 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the fund was charged $114,014 pursuant to the custody agreement.
During the period ended August 31, 2026, the fund was charged $31,760 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $20,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $6,664,083, Distribution Plan fees of $93,381, Shareholder Services Plan fees of $397,654, Custodian fees of $67,933, Chief Compliance Officer fees of $4,944, Transfer Agent fees of $34,960 and shareholder and regulatory reports service fees of $6,667.
19

NOTES TO FINANCIAL STATEMENTS (continued)
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2026, amounted to $15,629,335,963 and $14,256,575,898, respectively.
At August 31, 2026, the cost of investments for federal income tax purposes was $11,194,886,690; accordingly, accumulated net unrealized appreciation on investments was $1,843,042,547, consisting of $2,082,456,723 gross unrealized appreciation and $239,414,176 gross unrealized depreciation.
20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Dynamic Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Dynamic Value Fund (the “Fund”) (one of the funds constituting BNY Mellon Advantage Funds, Inc. (the “Company”)), including the schedule of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 23, 2026
21

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 27.47% of the ordinary dividends paid during the fiscal year ended August 31, 2026 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $14,785,059 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2027 of the percentage applicable to the preparation of their 2026 income tax returns. The fund also hereby reports $3.108 per share as a long-term capital gain distribution and $.059 per share as a short-term capital gain distribution paid on December 4, 2025.
22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
23

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
24

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $1,025,136.
25

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional multi-cap value funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional multi-cap value funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional multi-cap value funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods under review and ranked first in the Performance Group for the four-, five- and ten-year periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices, and it was noted that the fund’s returns were above the returns of the Russell 1000 Value Index in nine of the ten calendar years shown. The Board noted that the fund had a five star overall rating from Morningstar and a five star rating for each of the five- and ten-year periods based on Morningstar’s risk-adjusted return measures.
26

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..68%.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
27

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
28

© 2026 BNY Mellon Securities Corporation
Code-0257NCSRAR0826

BNY Mellon Midcap Value Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

Class	Ticker
A	DMCVX
C	DVLCX
I	DVLIX
Y	DMCYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Midcap Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2026

Description	Shares	Value ($)
Equity Securities - Common Stocks — 95.8%
Banks — 4.5%
Bank OZK	77,660	3,811,553
Columbia Banking System, Inc.	154,103	4,567,613
First Horizon Corp.	153,124	3,723,976
SouthState Bank Corp.	54,059	5,670,248
		17,773,390
Capital Goods — 9.5%
Carlisle Companies, Inc.	11,243	3,896,599
Carrier Global Corp.	82,689	4,814,154
Dover Corp.	26,455	5,138,355
Flowserve Corp.	32,886	2,600,954
Gates Industrial Corp. Ltd.(a)	213,645	5,465,039
Hubbell, Inc.	7,933	3,593,649
Mueller Industries, Inc.	66,933	4,177,288
Quanta Services, Inc.	5,450	3,308,640
The Timken Company	34,085	4,105,538
		37,100,216
Commercial & Professional Services — 2.5%
Clean Harbors, Inc.(a)	18,837	5,938,364
Tetra Tech, Inc.	109,663	3,963,221
		9,901,585
Consumer Discretionary Distribution & Retail — .8%
The Gap, Inc.	136,535	3,046,096
Consumer Durables & Apparel — 2.6%
Deckers Outdoor Corp.(a)	53,854	4,689,606
Hasbro, Inc.	56,275	5,295,478
		9,985,084
Consumer Services — 3.8%
Aramark	110,408	6,217,074
Expedia Group, Inc.	17,318	5,491,884
Las Vegas Sands Corp.	71,855	3,147,968
		14,856,926
Energy — 8.4%
Antero Resources Corp.(a)	187,728	7,223,773
Devon Energy Corp.	84,281	4,088,471
Diamondback Energy, Inc.	35,360	7,088,973
Valero Energy Corp.	19,054	6,838,862
Weatherford International PLC	76,009	7,431,400
		32,671,479
Equity Real Estate Investment Trusts — 9.4%
Alexandria Real Estate Equities, Inc.(b)	71,632	3,674,005
Digital Realty Trust, Inc.(b)	18,415	3,417,640
Federal Realty Investment Trust(b)	51,128	5,932,382
Healthpeak Properties, Inc.(b)	344,772	7,178,153
Lineage, Inc.(b)	105,002	4,121,328
Millrose Properties, Inc.(b)	125,242	3,809,862
Ryman Hospitality Properties, Inc.(b)	30,127	3,818,899
Weyerhaeuser Co.(b)	202,022	4,721,254
		36,673,523
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 95.8% (continued)
Financial Services — 7.5%
Coinbase Global, Inc., Cl. A(a)	15,880	2,987,346
Fidelity National Information Services, Inc.	123,868	5,050,098
LPL Financial Holdings, Inc.	13,266	4,910,211
Moelis & Co., Cl. A	49,014	3,336,383
Rocket Companies, Inc., Cl. A(a)	389,396	5,221,800
Voya Financial, Inc.	76,289	7,729,602
		29,235,440
Food, Beverage & Tobacco — 2.4%
Celsius Holdings, Inc.(a)	135,268	4,254,178
Smithfield Foods, Inc.	230,336	5,046,662
		9,300,840
Health Care Equipment & Services — 6.4%
Edwards Lifesciences Corp.(a)	72,535	6,582,551
Encompass Health Corp.	32,099	3,858,621
Humana, Inc.	7,696	2,949,338
Labcorp Holdings, Inc.	17,863	5,942,306
Molina Healthcare, Inc.(a)	28,590	5,682,834
		25,015,650
Household & Personal Products — .9%
The Estee Lauder Companies, Inc., Cl. A	36,274	3,710,830
Insurance — 6.0%
Assurant, Inc.	34,549	9,737,981
Old Republic International Corp.	134,285	5,603,713
Ryan Specialty Holdings, Inc.	89,030	3,755,285
Willis Towers Watson PLC	12,465	4,220,026
		23,317,005
Materials — 5.1%
Alcoa Corp.	42,276	2,111,686
AptarGroup, Inc.	29,917	3,937,676
Freeport-McMoRan, Inc.	63,046	4,775,104
International Paper Co.	140,260	5,320,062
Nucor Corp.	15,988	3,991,245
		20,135,773
Media & Entertainment — 1.7%
Omnicom Group, Inc.	77,978	6,825,414
Pharmaceuticals, Biotechnology & Life Sciences — 6.4%
Agilent Technologies, Inc.	25,281	3,882,150
Ascendis Pharma A/S(a)	16,401	4,314,119
Incyte Corp.(a)	30,998	3,819,574
Jazz Pharmaceuticals PLC(a)	27,463	6,884,425
Revvity, Inc.	16,644	2,141,583
Teva Pharmaceutical Industries Ltd., ADR(a)	112,198	4,044,738
		25,086,589
Semiconductors & Semiconductor Equipment — 2.5%
Onto Innovation, Inc.(a)	6,981	1,865,393
Qnity Electronics, Inc.	22,300	2,663,289
STMicroelectronics NV	104,814	5,255,374
		9,784,056
Software & Services — 5.8%
Akamai Technologies, Inc.(a)	31,845	3,459,004
Dynatrace, Inc.(a)	125,241	6,836,906
4

Description	Shares	Value ($)
Equity Securities - Common Stocks — 95.8% (continued)
Software & Services — 5.8% (continued)
Nutanix, Inc., Cl. A(a)	108,865	7,464,873
Zoom Communications, Inc.(a)	51,992	5,026,587
		22,787,370
Technology Hardware & Equipment — 1.5%
NetApp, Inc.	30,955	5,735,652
Telecommunication Services — 1.1%
Lumen Technologies, Inc.(a)	701,020	4,381,375
Transportation — 2.1%
Delta Air Lines, Inc.	51,803	4,040,634
Knight-Swift Transportation Holdings, Inc.	62,197	4,261,117
		8,301,751
Utilities — 4.9%
Dominion Energy, Inc.	122,466	8,083,981
Exelon Corp.	160,023	6,996,205
UGI Corp.	105,655	4,062,435
		19,142,621
Total Equity Securities - Common Stocks (cost $309,791,949)		374,768,665
Equity Securities - Private Equity — 2.3%
Software & Services — 2.3%
Databricks, Inc., Ser. H (a),(c)	32,643	8,258,679
Databricks, Inc., Ser. I (a),(c)	2,689	680,317
Total Equity Securities - Private Equity (cost $2,596,384)		8,938,996

	1-Day Yield (%)
Investment Companies — 2.0%
Registered Investment Companies — 2.0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $7,812,819)	3.72	7,812,819	7,812,819
Total Investments (cost $320,201,152)		100.1%	391,520,480
Liabilities, Less Cash and Receivables		(.1%)	(552,869)
Net Assets		100.0%	390,967,611

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	The fund held Level 3 securities at August 31, 2026. These securities were valued at $8,938,996 or 2.3% of net assets.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 2.0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.0%	9,913,245	157,803,884	(159,904,310)	7,812,819	430,322
5

SCHEDULE OF INVESTMENTS (continued)
Affiliated Issuers (continued)
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	14,521,229	25,506,839	(40,028,068)	-	77,157††
Total - 2.0%	24,434,474	183,310,723	(199,932,378)	7,812,819	507,479

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	312,388,333	383,707,661
Affiliated issuers	7,812,819	7,812,819
Dividends receivable		407,356
Receivable for shares of Common Stock subscribed		62,057
Tax reclaim receivable—Note 1(b)		3,738
Prepaid expenses		50,876
		392,044,507
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		339,661
Payable for shares of Common Stock redeemed		602,889
Directors’ fees and expenses payable		6,544
Other accrued expenses		127,802
		1,076,896
Net Assets ($)		390,967,611
Composition of Net Assets ($):
Paid-in capital		275,494,948
Total distributable earnings (loss)		115,472,663
Net Assets ($)		390,967,611

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	280,478,685	1,136,194	106,947,761	2,404,971
Shares Outstanding	8,413,166	49,112	3,232,072	72,578
Net Asset Value Per Share ($)	33.34	23.13	33.09	33.14
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Year Ended August 31, 2026

Investment Income ($):
Income:
Cash dividends (net of $1,708 foreign taxes withheld at source):
Unaffiliated issuers	6,141,988
Affiliated issuers	430,322
Affiliated income net of rebates from securities lending—Note 1(c)	77,157
Interest	136
Total Income	6,649,603
Expenses:
Management fee—Note 3(a)	2,891,144
Shareholder servicing costs—Note 3(c)	1,046,175
Professional fees	110,208
Registration fees	83,917
Prospectus and shareholders’ reports	34,156
Directors’ fees and expenses—Note 3(d)	33,039
Chief Compliance Officer fees—Note 3(c)	30,609
Shareholder and regulatory reports service fees—Note 3(c)	20,000
Distribution plan fees—Note 3(b)	10,964
Loan commitment fees—Note 2	9,264
Custodian fees—Note 3(c)	8,456
Miscellaneous	16,844
Total Expenses	4,294,776
Net Investment Income	2,354,827
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	64,006,821
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(6,037,684)
Net Realized and Unrealized Gain (Loss) on Investments	57,969,137
Net Increase in Net Assets Resulting from Operations	60,323,964
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026	2025
Operations ($):
Net investment income	2,354,827	2,302,077
Net realized gain (loss) on investments	64,006,821	28,323,599
Net change in unrealized appreciation (depreciation) on investments	(6,037,684)	(3,925,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	60,323,964	26,700,147
Distributions ($):
Distributions to shareholders:
Class A	(33,136,303)	(27,077,977)
Class C	(259,187)	(384,529)
Class I	(13,427,840)	(10,315,790)
Class Y	(287,971)	(196,030)
Total Distributions	(47,111,301)	(37,974,326)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	6,111,502	7,430,006
Class C	102,054	72,319
Class I	12,490,401	14,946,866
Class Y	624,387	954,270
Distributions reinvested:
Class A	31,429,106	25,745,371
Class C	245,606	374,704
Class I	12,920,351	9,843,011
Class Y	140,836	109,612
Cost of shares redeemed:
Class A	(44,011,721)	(40,160,828)
Class C	(1,142,761)	(1,998,043)
Class I	(30,392,283)	(23,845,669)
Class Y	(686,614)	(1,929,108)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(12,169,136)	(8,457,489)
Total Increase (Decrease) in Net Assets	1,043,527	(19,731,668)
Net Assets ($):
Beginning of Period	389,924,084	409,655,752
End of Period	390,967,611	389,924,084
9

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended August 31,
	2026	2025
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	196,114	236,943
Shares issued for distributions reinvested	1,064,311	809,349
Shares redeemed	(1,391,303)	(1,280,481)
Net Increase (Decrease) in Shares Outstanding	(130,878)	(234,189)
Class C(a)
Shares sold	4,882	3,111
Shares issued for distributions reinvested	11,905	16,020
Shares redeemed	(51,391)	(85,120)
Net Increase (Decrease) in Shares Outstanding	(34,604)	(65,989)
Class I(b)
Shares sold	403,465	486,839
Shares issued for distributions reinvested	441,420	311,784
Shares redeemed	(980,498)	(761,402)
Net Increase (Decrease) in Shares Outstanding	(135,613)	37,221
Class Y
Shares sold	20,217	31,411
Shares issued for distributions reinvested	4,809	3,471
Shares redeemed	(21,388)	(59,553)
Net Increase (Decrease) in Shares Outstanding	3,638	(24,671)

(a)	During the period ended August 31, 2026, 1,369 Class C shares representing $29,567 were automatically converted to 954 Class A shares.
(b)
During the period ended August 31, 2026, 6,348 Class A shares representing $194,692 were exchanged for 6,400 Class I shares and during the period ended
August 31, 2025, 1,201 Class A shares representing $38,892 were exchanged for 1,208 Class I shares.

See notes to financial statements.
10

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Class A Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	32.44	33.31	29.67	29.73	35.79
Investment Operations:
Net investment income(a)	.18	.17	.11	.18	.08
Net realized and unrealized gain (loss) on investments	4.76	2.14	4.71	1.66	(2.00)
Total from Investment Operations	4.94	2.31	4.82	1.84	(1.92)
Distributions:
Dividends from net investment income	(.19 )	(.12 )	(.19 )	(.08 )	(.01 )
Dividends from net realized gain on investments	(3.85)	(3.06)	(.99 )	(1.82)	(4.13)
Total Distributions	(4.04)	(3.18)	(1.18)	(1.90)	(4.14)
Net asset value, end of period	33.34	32.44	33.31	29.67	29.73
Total Return (%)(b)	16.83	7.13	16.86	6.56	(6.05)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16	1.16	1.17	1.16	1.14
Ratio of net expenses to average net assets	1.16	1.16 (c)	1.16 (c)	1.13 (c),(d)	1.12 (d)
Ratio of net investment income to average net assets	.56	.54 (c)	.37 (c)	.62 (c),(d)	.25 (d)
Portfolio Turnover Rate	78.79	64.98	58.67	32.73	28.31
Net Assets, end of period ($ x 1,000)	280,479	277,156	292,432	282,947	293,476

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	23.71	25.24	22.75	23.34	29.19
Investment Operations:
Net investment (loss)(a)	(.07 )	(.07 )	(.10 )	(.03 )	(.14 )
Net realized and unrealized gain (loss) on investments	3.34	1.60	3.58	1.26	(1.58)
Total from Investment Operations	3.27	1.53	3.48	1.23	(1.72)
Distributions:
Dividends from net realized gain on investments	(3.85)	(3.06)	(.99 )	(1.82)	(4.13)
Net asset value, end of period	23.13	23.71	25.24	22.75	23.34
Total Return (%)(b)	15.78	6.23	15.92	5.67	(6.79)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.04	1.99	1.98	1.97	1.94
Ratio of net expenses to average net assets	2.04	1.99 (c)	1.97 (c)	1.94 (c),(d)	1.92 (d)
Ratio of net investment (loss) to average net assets	(.31 )	(.28 )(c)	(.44 )(c)	(.16 )(c),(d)	(.54 )(d)
Portfolio Turnover Rate	78.79	64.98	58.67	32.73	28.31
Net Assets, end of period ($ x 1,000)	1,136	1,985	3,778	5,033	8,094

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
12

	Year Ended August 31,
Class I Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	32.24	33.13	29.51	29.60	35.65
Investment Operations:
Net investment income(a)	.23	.23	.17	.24	.15
Net realized and unrealized gain (loss) on investments	4.72	2.13	4.69	1.64	(1.99)
Total from Investment Operations	4.95	2.36	4.86	1.88	(1.84)
Distributions:
Dividends from net investment income	(.25 )	(.19 )	(.25 )	(.15 )	(.08 )
Dividends from net realized gain on investments	(3.85)	(3.06)	(.99 )	(1.82)	(4.13)
Total Distributions	(4.10)	(3.25)	(1.24)	(1.97)	(4.21)
Net asset value, end of period	33.09	32.24	33.13	29.51	29.60
Total Return (%)	17.07	7.30	17.11	6.73	(5.84)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98	.98	.97	.97	.94
Ratio of net expenses to average net assets	.98	.98 (b)	.96 (b)	.94 (b),(c)	.92 (c)
Ratio of net investment income to average net assets	.74	.73 (b)	.57 (b)	.83 (b),(c)	.45 (c)
Portfolio Turnover Rate	78.79	64.98	58.67	32.73	28.31
Net Assets, end of period ($ x 1,000)	106,948	108,559	110,340	104,788	119,238

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	32.28	33.17	29.55	29.63	35.70
Investment Operations:
Net investment income(a)	.27	.27	.21	.26	.21
Net realized and unrealized gain (loss) on investments	4.73	2.12	4.69	1.66	(2.03)
Total from Investment Operations	5.00	2.39	4.90	1.92	(1.82)
Distributions:
Dividends from net investment income	(.29 )	(.22 )	(.29 )	(.18 )	(.12 )
Dividends from net realized gain on investments	(3.85)	(3.06)	(.99 )	(1.82)	(4.13)
Total Distributions	(4.14)	(3.28)	(1.28)	(2.00)	(4.25)
Net asset value, end of period	33.14	32.28	33.17	29.55	29.63
Total Return (%)	17.22	7.43	17.20	6.89	(5.78)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	.86	.86	.86	.83
Ratio of net expenses to average net assets	.86	.86 (b)	.85 (b)	.83 (b),(c)	.81 (c)
Ratio of net investment income to average net assets	.87	.85 (b)	.68 (b)	.92 (b),(c)	.65 (c)
Portfolio Turnover Rate	78.79	64.98	58.67	32.73	28.31
Net Assets, end of period ($ x 1,000)	2,405	2,225	3,105	2,155	1,781

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
14

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Midcap Value Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to surpass the performance of the Russell Midcap® Value Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
Effective December 31, 2025, the fund changed its name from BNY Mellon Opportunistic Midcap Value Fund to BNY Mellon Midcap Value Fund.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (350 million shares authorized), Class C (125 million shares authorized), Class I (175 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
15

NOTES TO FINANCIAL STATEMENTS (continued)
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Private equity investments are fair valued in good faith by the Adviser, as the Board’s designated valuation designee, subject to Board oversight. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
16

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	374,768,665	—	—	374,768,665
Equity Securities - Private Equity	—	—	8,938,996	8,938,996
Investment Companies	7,812,819	—	—	7,812,819
	382,581,484	—	8,938,996	391,520,480

†	See Schedule of Investments for additional detailed categorizations, if any.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities-Private Equity ($)
Balance as of 8/31/2025†	5,299,800
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	3,639,196
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 8/31/2026†	8,938,996
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 8/31/2026	3,639,196

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of August 31, 2026.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values at period end.
Asset Type	Value ($)	Valuation Techniques/ Methodologies†	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	8,938,996	Market Approach	Transaction Price	$253

†	Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
17

NOTES TO FINANCIAL STATEMENTS (continued)
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2026, BNY earned $10,520 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2026, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
18

NOTES TO FINANCIAL STATEMENTS (continued)
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $16,269,800, undistributed capital gains $29,357,437 and unrealized appreciation $69,845,426.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows: ordinary income $2,355,366 and $1,924,307, and long-term capital gains $44,755,935 and $36,050,019, respectively.
During the period ended August 31, 2026, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $3,071,945 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended August 31, 2026, the Distributor retained $1,407 from commissions earned on sales of the fund’s Class A shares and $119 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended August 31, 2026, Class C shares were charged $10,964 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or
19

NOTES TO FINANCIAL STATEMENTS (continued)
other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended August 31, 2026, Class A and Class C shares were charged $687,906 and $3,655, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2026, the fund was charged $37,848 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the fund was charged $8,456 pursuant to the custody agreement.
During the period ended August 31, 2026, the fund was charged $30,609 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $20,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $253,555, Distribution Plan fees of $742, Shareholder Services Plan fees of $60,924, Custodian fees of $4,176, Chief Compliance Officer fees of $4,108, Transfer Agent fees of $9,489 and shareholder and regulatory reports service fees of $6,667.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2026, amounted to $295,137,520 and $349,879,809, respectively.
At August 31, 2026, the cost of investments for federal income tax purposes was $321,675,054; accordingly, accumulated net unrealized appreciation on investments was $69,845,426, consisting of $81,574,975 gross unrealized appreciation and $11,729,549 gross unrealized depreciation.
20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Midcap Value Fund (formerly, BNY Mellon Opportunistic Midcap Value Fund)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Midcap Value Fund (the “Fund”) (formerly, BNY Mellon Opportunistic Midcap Value Fund) (one of the funds constituting BNY Mellon Advantage Funds, Inc. (the “Company”)), including the schedule of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 23, 2026
21

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 99.81% of the ordinary dividends paid during the fiscal year ended August 31, 2026 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $2,351,025 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2027 of the percentage applicable to the preparation of their 2026 income tax returns. The fund also hereby reports $3.8546 per share as a long-term capital gain distribution paid on December 10, 2025.
22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
23

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
24

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $63,648.
25

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional mid-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional mid-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional mid-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods under review, except for the five- and ten-year periods when the fund’s total return performance was below the Performance Group median, and was below the Performance Universe median for all periods under review, except for the one- and four-year periods when the fund’s total return performance was above the Performance Universe median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the primary
26

portfolio managers were very experienced with a good long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising the one separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Client”), and explained the nature of the Similar Client. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Client to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
27

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
28

© 2026 BNY Mellon Securities Corporation
Code-0258NCSRAR0826

BNY Mellon Technology Growth Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

Class	Ticker
A	DTGRX
C	DTGCX
I	DGVRX
Y	DTEYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Technology Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2026

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.1%
Advertising — .8%
AppLovin Corp., Cl. A (a)	14,511	4,528,303
Aerospace & Defense — 1.9%
Axon Enterprise, Inc. (a)	18,251	10,340,287
Application Software — 3.0%
Datadog, Inc., Cl. A (a)	22,534	5,341,459
HubSpot, Inc. (a)	16,899	4,416,723
Synopsys, Inc. (a)	14,182	6,234,265
		15,992,447
Broadline Retail — 5.8%
Alibaba Group Holding Ltd., ADR (b)	77,923	8,884,780
Amazon.com, Inc. (a)	86,327	22,425,165
		31,309,945
Electronic Components — 2.8%
Amphenol Corp., Cl. A	96,500	15,300,075
Interactive Media & Services — 7.2%
Alphabet, Inc., Cl. C	56,002	18,783,631
Meta Platforms, Inc., Cl. A	24,249	13,878,673
Tencent Holdings Ltd., ADR (b)	106,771	6,106,233
		38,768,537
Internet Services & Infrastructure — 4.4%
MongoDB, Inc. (a)	11,092	5,028,780
Okta, Inc. (a)	30,094	5,207,466
Shopify, Inc., Cl. A (a)	90,051	13,270,816
		23,507,062
Movies & Entertainment — 4.0%
Netflix, Inc. (a)	159,998	12,967,838
Spotify Technology SA (a)	16,158	8,783,812
		21,751,650
Semiconductor Materials & Equipment — 12.1%
Applied Materials, Inc.	51,781	23,735,893
ASML Holding NV	9,223	15,642,300
Lam Research Corp.	85,449	25,762,019
		65,140,212
Semiconductors — 37.0%
Advanced Micro Devices, Inc. (a)	61,506	28,952,104
Intel Corp. (a)	273,943	24,520,638
Marvell Technology, Inc.	135,988	28,783,220
Micron Technology, Inc.	40,569	38,894,718
NVIDIA Corp.	117,402	25,920,014
QUALCOMM, Inc.	37,592	6,408,684
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	65,001	26,996,215
Texas Instruments, Inc.	73,880	19,276,031
		199,751,624
Systems Software — 10.1%
Microsoft Corp.	44,184	22,414,101
Oracle Corp.	89,346	13,323,276
ServiceNow, Inc. (a)	127,584	18,881,156
		54,618,533

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.1% (continued)
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	45,890	14,540,247
NetApp, Inc.	41,501	7,689,720
Western Digital Corp.	26,377	11,884,157
		34,114,124
Transaction & Payment Processing Services — 1.7%
Mastercard, Inc., Cl. A	15,937	9,391,833
Total Equity Securities - Common Stocks (cost $257,175,041)		524,514,632
Equity Securities - Private Equity — 2.1%
Real Estate Services — .0%
Roofstock, Ser. E (a),(c)	35,162	138,538
Systems Software — 2.1%
Databricks, Inc., Ser. H (a),(c)	31,884	8,066,652
Databricks, Inc., Ser. I (a),(c)	2,036	515,108
Databricks, Inc., Ser. J (a),(c)	10,772	2,725,316
		11,307,076
Total Equity Securities - Private Equity (cost $4,525,779)		11,445,614

	1-Day Yield (%)
Investment Companies — .9%
Registered Investment Companies — .9%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $5,090,714)	3.72	5,090,714	5,090,714
Total Investments (cost $266,791,534)		100.1%	541,050,960
Liabilities, Less Cash and Receivables		(.1%)	(673,960)
Net Assets		100.0%	540,377,000

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At August 31, 2026, the value of the fund’s securities on loan was $3,737,636 and the value of the collateral was
$3,960,821, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	The fund held Level 3 securities at August 31, 2026. These securities were valued at $11,445,614 or 2.1% of net assets.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - .9%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	7,862,375	69,952,183	(72,723,844)	5,090,714	188,425

Affiliated Issuers (continued)
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2026	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	12,918,938	(12,918,938)	-	11,922††
Total - .9%	7,862,375	82,871,121	(85,642,782)	5,090,714	200,347

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $3,737,636)—Note 1(c):
Unaffiliated issuers	261,700,820	535,960,246
Affiliated issuers	5,090,714	5,090,714
Dividends and securities lending income receivable		77,498
Tax reclaim receivable—Note 1(b)		11,592
Receivable for shares of Common Stock subscribed		8,726
Prepaid expenses		53,833
		541,202,609
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		486,706
Payable for shares of Common Stock redeemed		222,807
Directors’ fees and expenses payable		9,067
Other accrued expenses		107,029
		825,609
Net Assets ($)		540,377,000
Composition of Net Assets ($):
Paid-in capital		194,436,033
Total distributable earnings (loss)		345,940,967
Net Assets ($)		540,377,000

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	498,242,734	3,872,929	38,197,814	63,523
Shares Outstanding	5,768,991	104,545	348,618	572.53
Net Asset Value Per Share ($)	86.37	37.05	109.57	110.95
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended August 31, 2026

Investment Income ($):
Income:
Cash dividends (net of $89,151 foreign taxes withheld at source):
Unaffiliated issuers	2,016,190
Affiliated issuers	188,425
Affiliated income net of rebates from securities lending—Note 1(c)	11,922
Interest	3,540
Total Income	2,220,077
Expenses:
Management fee—Note 3(a)	3,632,229
Shareholder servicing costs—Note 3(c)	1,420,778
Professional fees	111,157
Registration fees	82,441
Directors’ fees and expenses—Note 3(d)	43,151
Chief Compliance Officer fees—Note 3(c)	29,780
Prospectus and shareholders’ reports	29,473
Distribution plan fees—Note 3(b)	27,505
Shareholder and regulatory reports service fees—Note 3(c)	20,000
Loan commitment fees—Note 2	12,302
Custodian fees—Note 3(c)	6,063
Interest expense—Note 2	415
Miscellaneous	11,634
Total Expenses	5,426,928
Net Investment (Loss)	(3,206,851)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	75,405,036
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	78,428,669
Net Realized and Unrealized Gain (Loss) on Investments	153,833,705
Net Increase in Net Assets Resulting from Operations	150,626,854
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026	2025
Operations ($):
Net investment (loss)	(3,206,851)	(2,651,853)
Net realized gain (loss) on investments	75,405,036	63,539,863
Net change in unrealized appreciation (depreciation) on investments	78,428,669	25,715,730
Net Increase (Decrease) in Net Assets Resulting from Operations	150,626,854	86,603,740
Distributions ($):
Distributions to shareholders:
Class A	(45,855,363)	(15,648,652)
Class C	(808,590)	(307,965)
Class I	(2,691,835)	(1,043,258)
Class Y	(4,510)	(596)
Total Distributions	(49,360,298)	(17,000,471)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	14,821,655	12,178,644
Class C	263,206	162,165
Class I	6,723,186	7,097,114
Class Y	5,858	32,976
Distributions reinvested:
Class A	42,214,700	14,323,684
Class C	808,589	307,874
Class I	2,470,098	1,027,436
Class Y	2,695	-
Cost of shares redeemed:
Class A	(45,510,283)	(41,411,563)
Class C	(879,221)	(1,106,098)
Class I	(6,447,399)	(15,875,671)
Class Y	(5,930)	(6,175)
Increase (Decrease) in Net Assets from Capital Stock Transactions	14,467,154	(23,269,614)
Total Increase (Decrease) in Net Assets	115,733,710	46,333,655
Net Assets ($):
Beginning of Period	424,643,290	378,309,635
End of Period	540,377,000	424,643,290

	Year Ended August 31,
	2026	2025
Capital Share Transactions (Shares):
Class A
Shares sold	190,825	198,403
Shares issued for distributions reinvested	610,303	220,229
Shares redeemed	(590,780)	(659,056)
Net Increase (Decrease) in Shares Outstanding	210,348	(240,424)
Class C
Shares sold	7,685	5,528
Shares issued for distributions reinvested	27,087	9,527
Shares redeemed	(26,656)	(36,316)
Net Increase (Decrease) in Shares Outstanding	8,116	(21,261)
Class I
Shares sold	67,253	91,693
Shares issued for distributions reinvested	28,197	12,791
Shares redeemed	(65,072)	(202,900)
Net Increase (Decrease) in Shares Outstanding	30,378	(98,416)
Class Y
Shares sold	60	401
Shares issued for distributions reinvested	31	-
Shares redeemed	(54)	(82)
Net Increase (Decrease) in Shares Outstanding	37	319
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Class A Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	70.77	59.38	45.58	36.52	73.40
Investment Operations:
Net investment (loss)(a)	(.52 )	(.43 )	(.38 )	(.22 )	(.41 )
Net realized and unrealized gain (loss) on investments	24.50	14.57	14.18	9.28	(23.59)
Total from Investment Operations	23.98	14.14	13.80	9.06	(24.00)
Distributions:
Dividends from net realized gain on investments	(8.38)	(2.75)	-	-	(12.88)
Net asset value, end of period	86.37	70.77	59.38	45.58	36.52
Total Return (%)(b)	36.85	24.21	30.27	24.81	(40.01)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13	1.16	1.18	1.22	1.16
Ratio of net expenses to average net assets	1.13	1.16 (c)	1.13 (c),(d)	1.10 (c),(d)	1.16
Ratio of net investment (loss) to average net assets	(.67 )	(.69 )(c)	(.72 )(c),(d)	(.57 )(c),(d)	(.79 )
Portfolio Turnover Rate	38.09	33.84	21.29	54.77	43.78
Net Assets, end of period ($ x 1,000)	498,243	393,367	344,368	287,166	250,424

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended August 31,
Class C Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	34.96	30.79	23.83	19.26	44.92
Investment Operations:
Net investment (loss)(a)	(.51 )	(.47 )	(.43 )	(.28 )	(.46 )
Net realized and unrealized gain (loss) on investments	10.98	7.39	7.39	4.85	(12.32)
Total from Investment Operations	10.47	6.92	6.96	4.57	(12.78)
Distributions:
Dividends from net realized gain on investments	(8.38)	(2.75)	-	-	(12.88)
Net asset value, end of period	37.05	34.96	30.79	23.83	19.26
Total Return (%)(b)	35.74	23.21	29.21	23.73	(40.50)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.94	1.97	2.01	2.08	1.97
Ratio of net expenses to average net assets	1.94	1.97 (c)	1.97 (c),(d)	1.95 (c),(d)	1.97
Ratio of net investment (loss) to average net assets	(1.48)	(1.50)(c)	(1.55)(c),(d)	(1.43)(c),(d)	(1.60)
Portfolio Turnover Rate	38.09	33.84	21.29	54.77	43.78
Net Assets, end of period ($ x 1,000)	3,873	3,371	3,624	2,744	2,611

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class I Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	87.54	72.73	55.71	44.55	86.61
Investment Operations:
Net investment (loss)(a)	(.43 )	(.36 )	(.34 )	(.17 )	(.36 )
Net realized and unrealized gain (loss) on investments	30.84	17.92	17.36	11.33	(28.82)
Total from Investment Operations	30.41	17.56	17.02	11.16	(29.18)
Distributions:
Dividends from net realized gain on investments	(8.38)	(2.75)	-	-	(12.88)
Net asset value, end of period	109.57	87.54	72.73	55.71	44.55
Total Return (%)	37.13	24.50	30.53	25.05	(39.88)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	.94	.97	1.03	.94
Ratio of net expenses to average net assets	.90	.94 (b)	.93 (b),(c)	.90 (b),(c)	.94
Ratio of net investment (loss) to average net assets	(.44 )	(.46 )(b)	(.51 )(b),(c)	(.38 )(b),(c)	(.57 )
Portfolio Turnover Rate	38.09	33.84	21.29	54.77	43.78
Net Assets, end of period ($ x 1,000)	38,198	27,858	30,302	19,587	23,262

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended August 31,
Class Y Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	88.48	73.42	56.18	44.94	87.21
Investment Operations:
Net investment (loss)(a)	(.36 )	(.29 )	(.26 )	(.17 )	(.40 )
Net realized and unrealized gain (loss) on investments	31.21	18.10	17.50	11.41	(28.99)
Total from Investment Operations	30.85	17.81	17.24	11.24	(29.39)
Distributions:
Dividends from net realized gain on investments	(8.38)	(2.75)	-	-	(12.88)
Net asset value, end of period	110.95	88.48	73.42	56.18	44.94
Total Return (%)	37.26	24.60	30.69	25.01	(39.84)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83	.85	.86	1.03	.87
Ratio of net expenses to average net assets	.83	.85 (b)	.82 (b),(c)	.90 (b),(c)	.87
Ratio of net investment (loss) to average net assets	(.37 )	(.37 )(b)	(.40 )(b),(c)	(.38 )(b),(c)	(.51 )
Portfolio Turnover Rate	38.09	33.84	21.29	54.77	43.78
Net Assets, end of period ($ x 1,000)	64	47	16	12	67

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Technology Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of August 31, 2026, MBC Investments Corporation, an indirect subsidiary of BNY, held 217 Class Y shares of the fund.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Private equity investments are fair valued in good faith by the Adviser, as the Board’s designated valuation designee, subject to Board oversight. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	524,514,632	—	—	524,514,632
Equity Securities - Private Equity	—	—	11,445,614	11,445,614
Investment Companies	5,090,714	—	—	5,090,714
	529,605,346	—	11,445,614	541,050,960

†	See Schedule of Investments for additional detailed categorizations, if any.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities-Private Equity ($)
Balance as of 8/31/2025†	6,919,695
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	4,525,919
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 8/31/2026†	11,445,614
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 8/31/2026	4,525,919

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of August 31, 2026.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values at period end.
Asset Type	Value ($)	Valuation Techniques/ Methodologies†	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	11,445,614	Market Comparables Companies	Changes in Enterprise Market Value of Comparables from prior month-end valuation	(6.7%)-(6.7%)/(6.7%)
		Market Approach	Transaction Price	$253

†	Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange

NOTES TO FINANCIAL STATEMENTS (continued)
gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2026, BNY earned $1,625 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	3,737,636
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(3,737,636)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural

NOTES TO FINANCIAL STATEMENTS (continued)
disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Technology Company Risk: The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Technology companies are heavily dependent on patent and other intellectual property rights. In addition, these companies are strongly affected by worldwide technological developments, government regulation, and increased competition, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or canceled. The risks associated with technology companies are magnified in the case of small-cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund’s ability to sell these securities.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed capital gains $72,514,755 and unrealized appreciation $273,426,212.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows: ordinary income $2,648,305 and $0, and long-term capital gains $46,711,993 and $17,000,471, respectively.
During the period ended August 31, 2026, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes and net operating losses, the fund decreased total distributable earnings (loss) by $167,651 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held

NOTES TO FINANCIAL STATEMENTS (continued)
in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended August 31, 2026, the fund was charged $415 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2026 was approximately $9,041 with a related weighted average annualized interest rate of 4.59%. As of August 31, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended August 31, 2026, the Distributor retained $3,969 from commissions earned on sales of the fund’s Class A shares and $560 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended August 31, 2026, Class C shares were charged $27,505 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended August 31, 2026, Class A and Class C shares were charged $1,118,779 and $9,168, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2026, the fund was charged $60,222 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the fund was charged $6,063 pursuant to the custody agreement.
During the period ended August 31, 2026, the fund was charged $29,780 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $20,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $347,532, Distribution Plan fees of $2,497, Shareholder Services Plan fees of $107,663, Custodian fees of $3,313, Chief Compliance Officer fees of $3,820, Transfer Agent fees of $15,214 and shareholder and regulatory reports service fees of $6,667.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2026, amounted to $182,645,270 and $217,598,587, respectively.
At August 31, 2026, the cost of investments for federal income tax purposes was $267,624,748; accordingly, accumulated net unrealized appreciation on investments was $273,426,212, consisting of $287,526,432 gross unrealized appreciation and $14,100,220 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Technology Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Technology Growth Fund (the “Fund”) (one of the funds constituting BNY Mellon Advantage Funds, Inc. (the “Company”)), including the schedule of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 23, 2026

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 38.87% of the ordinary dividends paid during the fiscal year ended August 31, 2026 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,511,917 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2027 of the percentage applicable to the preparation of their 2026 income tax returns. The fund also hereby reports $7.9314 per share as a long-term capital gain distribution and $.4509 per share as a short-term capital gain distribution paid on December 4, 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $72,931.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional science and technology funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional science and technology funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional science and technology funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above or at the Performance Group median for all periods under review, except for the four- and five-year periods when the fund’s total return performance was below the Performance Group median, and was above the Performance Universe median for all periods under review, except for the four-, and five- and ten-year periods when the fund’s total return performance was below the Performance Universe median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted the Sub-Adviser’s efforts to improve performance. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board noted that the fund had a four-star rating from Morningstar for the three-year period based on Morningstar’s risk-adjusted return measures.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance and the Sub-Adviser’s efforts to improve the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-0255NCSRAR0826

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Advantage Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: October 22, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)